SHARE-BASED COMPENSATION - Summary of Company's restricted share units under 2020 Share Incentive Plan (Details) ¥ in Millions	12 Months Ended
	Dec. 31, 2021 CNY (¥) $ / shares shares	Dec. 31, 2021 $ / shares	Dec. 31, 2020 $ / shares shares
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value [Abstract]
Unrecognized compensation expense | ¥	¥ 150.2
Recognized weighted-average period	3 years 6 months
Share-based compensation expenses recognized for restricted share units | ¥	¥ 34.3
2020 Share Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Outstanding as of December 31, 2020 | shares	2,442,123		0
Granted | shares	2,525,730
Vested | shares	0
Forfeited | shares	83,607
Outstanding as of December 31, 2021 | shares	2,442,123		0
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value [Abstract]
Outstanding as of December 31, 2020 | $ / shares		$ 11.72	$ 0
Granted | $ / shares	¥ 11.85
Vested | $ / shares	0
Forfeited | $ / shares	¥ 15.89
Outstanding as of December 31, 2021 | $ / shares		$ 11.72	$ 0
Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value [Abstract]
Unrecognized compensation expense | ¥	¥ 3,300.6
Recognized weighted-average period	2 years 10 months 24 days